INCOME TAXES (Details 5) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Tax rate	25.00%	25.00%	25.00%
Tax holiday and preferential tax rates	(12.00%)	(14.00%)	(18.00%)
Effect on tax rates in different tax jurisdiction	5.00%	3.00%	5.00%
Expenses non-deductable for tax purposes	8.00%	7.00%
Changes in valuation allowance	(6.00%)		8.00%
Increase (decrease) in unrecognized tax benefit	2.00%	3.00%	3.00%
Effective tax rates	22.00%	24.00%	23.00%
Increase to income tax expense without tax exemption	15,362	15,829	10,418
Decrease to earnings per share basic without tax exemption	0.54	0.33	0.21
Decrease to earnings per share diluted without tax exemption	0.48	0.31	0.20